Results (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Condensed Financial Statements, Captions [Line Items]
Net loss	€ (115,042)	€ (47,249)	€ (165,643)	€ (95,905)
Operating loss	(86,214)	(44,367)	(130,799)	(97,610)
Research and development expenditure	149,114	€ 94,372	265,877	177,567
G&A and S&M expenses			89,500	28,600
Fair value re-measurement of warrants	€ 589		21,118
Net finance income (expense)			(13,000)	1,800
Net change in (fair) value of current financial investments			(12,484)
Effect of exchange rate differences on cash and cash equivalents			(617)	€ 1,866
Increase (decrease) in personnel costs related to research and development			35,400
Increase (decrease) in personnel costs related to general and administrative			€ 31,300
Cost Share For Global Development Activities	50.00%	20.00%	50.00%	20.00%
Effect of discounting long term deferred income			€ 8,700
Gilead
Condensed Financial Statements, Captions [Line Items]
Cost Share For Global Development Activities	50.00%	80.00%	50.00%	80.00%
Warrant B | Gilead
Condensed Financial Statements, Captions [Line Items]
Fair value re-measurement of warrants			€ 21,100
filgotinib, Toledo Program aAd Other Clinical Programs [Member]
Condensed Financial Statements, Captions [Line Items]
Increase in subcontracting costs classified as R&D expenses			€ 42,700